Unearned Revenue/ Accrued Revenue	12 Months Ended
Dec. 31, 2014
Notes To Consolidated Financial Statements
Unearned Revenue/Accrued Revenue

21. Unearned Revenue /Accrued Revenue

Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates when charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue /Accrued Revenue during the periods presented is as follows:

	December 31,
	2013	2014
Unearned Revenue
Cash received in advance of service provided – Current liability	$2,966	$3,265
Deferred revenue resulting from varying charter rates
Current liability	10,140	334
Non-current liability	196	-
Total Unearned Revenue	$13,302	$3,599

Accrued Revenue
Resulting from revenue earned prior to cash being received – Current asset	$-	$212
Resulting from varying charter rates –Non Current asset	-	452
Total Accrued Revenue	$-	$664